T. ROWE PRICE Retirement 2050 Fund
August 31, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
BOND FUNDS 1.0%
T. Rowe Price Funds:
New Income Fund  70,505 9,404 2,597 9,803,455 78,330
U.S. Treasury Long-Term Index
Fund  44,755 3,797 1,719 6,686,621 47,274
International Bond Fund (USD
Hedged)  25,057 3,464 925 3,227,899 27,599
Dynamic Global Bond Fund  16,586 340 576 2,098,005 16,322
Limited Duration Inflation Focused
Bond Fund  1,798 8 — 381,091 1,841
Total Bond Funds (Cost $180,523) 171,366
EQUITY FUNDS 97.8%
T. Rowe Price Funds:
Value Fund  2,521,167 14,222 62,416 52,931,378 2,592,050
Growth Stock Fund  2,368,870 13,589 49,572 21,648,249 2,553,844
Equity Index 500 Fund  1,675,033 14,706 49,833 10,383,441 1,766,950
U.S. Large-Cap Core Fund  1,680,758 7,401 41,398 39,013,405 1,756,774
International Value Equity Fund  1,425,564 8,130 32,804 67,328,602 1,499,408
Overseas Stock Fund  1,338,766 5,653 29,811 90,345,606 1,387,708
Real Assets Fund  1,041,884 27,394 27,534 69,375,856 1,132,214
International Stock Fund  1,128,282 6,190 38,347 50,219,613 1,115,378
Mid-Cap Growth Fund  573,762 3,264 15,730 5,708,133 595,130
Mid-Cap Value Fund  527,139 3,012 15,029 16,700,805 556,304
Emerging Markets Discovery Stock
Fund  478,869 2,739 13,039 31,470,918 519,900
Emerging Markets Stock Fund  410,168 6,536 12,723 11,329,108 444,214
Small-Cap Value Fund  316,810 1,752 8,414 6,172,263 343,363
Small-Cap Stock Fund  290,708 1,047 6,889 5,189,292 310,475
New Horizons Fund (2) 224,756 3,343 6,903 4,209,233 240,473
Total Equity Funds (Cost $11,774,362) 16,814,185
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  2,021 2,000 2,000 20,733 2,011
Total Other Mutual Funds (Cost $2,000) 2,011
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 4.35% (3) 199,197 67,853 99,818 167,232,092 167,232

T. ROWE PRICE Retirement 2050 Fund

$ Value
5/31/25
$ Purchase
Cost
$ Sales
Cost Shares/Par
$ Value
8/31/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.2%
(continued)
U.S. Treasury Obligations  0.2%
U.S. Treasury Bills, 4.257%,
9/16/25 (4) 32,000,000 31,947
Total Short-Term Investments (Cost $199,176) 199,179
Total Investments in Securities 100.0%
(Cost $12,156,061) $ 17,186,741
Other Assets Less Liabilities (0.0)% (7,409)
Net Assets 100.0% $ 17,179,332
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield
(4) At August 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Retirement 2050 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 385 MSCI EAFE Index contracts 9/25 (52,381) $ (1,727)
Short, 210 Russell 2000 E-Mini Index contracts 9/25 (24,883) (2,542)
Short, 161 S&P 500 E-Mini Index contracts 9/25 (52,106) (3,334)
Net payments (receipts) of variation margin to date 8,423
Variation margin receivable (payable) on open futures contracts $ 820

T. ROWE PRICE Retirement 2050 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (14) $ (28) $ 240
Emerging Markets Discovery Stock Fund  2,045 51,331 —
Emerging Markets Stock Fund  980 40,233 —
Equity Index 500 Fund  25,177 127,044 5,386
Growth Stock Fund  25,530 220,957 —
International Bond Fund (USD Hedged)  (3) 3 298
International Stock Fund  7,532 19,253 —
International Value Equity Fund  12,093 98,518 —
Limited Duration Inflation Focused Bond Fund  — 35 8
Mid-Cap Growth Fund  2,291 33,834 —
Mid-Cap Value Fund  1,598 41,182 —
New Horizons Fund  517 19,277 —
New Income Fund  (86) 1,018 952
Overseas Stock Fund  10,355 73,100 —
Real Assets Fund  6,147 90,470 —
Small-Cap Stock Fund  1,418 25,609 —
Small-Cap Value Fund  1,259 33,215 —
Transition Fund  30 (10) —
U.S. Large-Cap Core Fund  10,916 110,013 —
U.S. Treasury Long-Term Index Fund  (117) 441 508
Value Fund  16,085 119,077 —
U.S. Treasury Money Fund, 4.35% — — 2,060
Totals $ 123,753# $ 1,104,572 $ 9,452+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+
Investment income comprised
$9,452
of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2050 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Retirement 2050 Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2050 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation. Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Futures contracts are valued at closing settlement prices.

T. ROWE PRICE Retirement 2050 Fund

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F166-054Q1 08/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bond Funds $ 171,366 $ — $ — $ 171,366
Equity Funds 16,814,185 — — 16,814,185
Other Mutual Funds 2,011 — — 2,011
Short-Term Investments 167,232 31,947 — 199,179
Total $ 17,154,794 $ 31,947 $ — $ 17,186,741
Liabilities
Futures Contracts* $ 7,603 $ — $ — $ 7,603
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.